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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23459

Red Cedar Fund Trust

(Exact name of registrant as specified in charter)

c/o Red Cedar Investment Management, LLC, 333 Bridge Street NW Suite 601 Grand Rapids, Michigan	49504
(Address of principal executive offices)	(Zip code)

CT Corporation

1209 Orange Street, Corporation Trust Center, Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant's telephone number, including area code:	(616) 378-6894

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Red Cedar Short Term Bond Fund

Institutional Class (RCSTX)

Semi-Annual Report

April 30, 2020

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website (www.redcedarfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at 1-888-626-2575 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-888-626-2575. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held with the Fund complex or at your financial intermediary.

RED CEDAR SHORT TERM BOND FUND
LETTER TO SHAREHOLDERS	April 30, 2020

June 10, 2020

Dear Shareholders,

The Red Cedar Fund Trust was launched in November of last year. Certainly no one could have predicted the events which were to follow in the first few months of operations for the newly formed Red Cedar Short Term Bond Fund (the “Fund”). A global pandemic challenged the markets as we have not seen since the 2008 Financial Crisis. It was under these extreme conditions that the team at Red Cedar Investment Management was tasked to provide competitive investment returns while managing risk appropriate with investor expectations.

The volatility created in the markets by the pandemic increased uncertainty, but we believe also provided opportunities to purchase attractive investments. The team navigated the closure of much of the developed world’s economies and the reaction by central banks to quell fears. The rapid response of these central banks, aided by lessons learned from the 2008 Financial Crisis, assisted in stemming the tide of asset sales and decreased liquidity.

The efforts of the team during this period resulted in a total return of 1.48% for the period from inception (November 15, 2019) through April 30, 2020 for the Fund. This positive absolute performance notwithstanding the market challenges is a testament to the process and experience of the Red Cedar team and their dedication to providing products which meet the expectations of their clients.

We appreciate our clients’ trust in us and look forward to building deeper relationships with each client as their needs and objectives evolve.

Sincerely,

David L. Withrow

President, Red Cedar Fund Trust

RED CEDAR SHORT TERM BOND FUND
PORTFOLIO INFORMATION
April 30, 2020 (Unaudited)

Asset Allocation (% of Net Assets)

Top 10 Long-Term Holdings
Security Description	% of Net Assets
U.S. Treasury Note, 1.500%, due 09/15/22	3.5%
U.S. Treasury Inflation-Protected Note, 0.125%, due 04/15/22	2.0%
U.S. Treasury Note, 1.625%, due 12/31/21	1.8%
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J14, Class A-1, 2.197%, due 11/25/23	1.6%
Verizon Communications, Inc., 3.125%, due 03/16/22	1.5%
Mill City Mortgage Loan Trust, 144A, Series 2017-1, Class A-1, 2.750%, due 11/25/58	1.5%
American Express Credit Account Master Trust, Series 2019-2, Class A, 2.670%, due 11/15/24	1.5%
Discover Card Execution Note Trust, Series 2019-1, Class A, 3.040%, due 07/15/24	1.5%
Goldman Sachs Group, Inc., 3.000%, due 04/26/22	1.5%
Bank of Montreal, 2.900%, due 03/26/22	1.5%

RED CEDAR SHORT TERM BOND FUND SCHEDULE OF INVESTMENTS April 30, 2020 (Unaudited)
U.S. TREASURY OBLIGATIONS — 8.4%	Coupon	Maturity	Par Value	Value
U.S. Treasury Note	1.625%	12/31/21	$1,825,000	$1,868,201
U.S. Treasury Inflation-Protected Note	0.125%	04/15/22	2,127,140	2,109,004
U.S. Treasury Note	1.500%	09/15/22	3,560,000	3,668,469
U.S. Treasury Note	1.625%	12/15/22	1,145,000	1,186,819
Total U.S. Treasury Obligations (Cost $8,822,601)				$8,832,493

MORTGAGE-BACKED SECURITIES — 29.6%	Coupon	Maturity	Par Value	Value
Commercial — 15.6%
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A-AB	3.431%	06/10/48	$325,000	$337,227
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A-1	2.121%	10/12/50	387,588	388,248
COMM Mortgage Trust, Series 2012-CR4, Class A3	2.853%	10/15/45	993,930	986,436
COMM Mortgage Trust, Series 2014-UBS6, Class ASB	3.387%	12/10/47	934,924	964,171
FREMF Mortgage Trust, 144A, Series 2012-K17, Class B (a)	4.466%	12/25/44	100,000	102,777
FREMF Mortgage Trust, 144A, Series 2012-K18, Class B (a)	4.467%	01/25/45	890,000	891,552
FREMF Mortgage Trust, 144A, Series 2013-K25, Class C (a)	3.806%	11/25/45	600,000	588,003
FREMF Mortgage Trust, 144A, Series 2011-K12, Class B (a)	4.487%	01/25/46	1,000,000	1,007,896
FREMF Mortgage Trust, 144A, Series 2014-K715, Class B (a)	4.180%	02/25/46	1,205,000	1,212,147
FREMF Mortgage Trust, 144A, Series 2013-K29, Class C (a)	3.656%	05/25/46	500,000	493,693
FREMF Mortgage Trust, 144A, Series 2013-K33, Class B (a)	3.674%	08/25/46	1,095,000	1,124,490
GS Mortgage Securities Trust, Series 2013-GC10, Class AAB (a)	2.564%	02/12/46	769,604	774,379
GS Mortgage Securities Trust, Series 2014-GC26, Class A-AB	3.365%	11/10/47	827,163	853,645
JPMorgan Chase Commercial Mortgage Trust, Series 2014-C22, Class A-SB	3.504%	09/15/47	259,810	267,476

RED CEDAR SHORT TERM BOND FUND SCHEDULE OF INVESTMENTS (Continued)
MORTGAGE-BACKED SECURITIES — 29.6% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 15.6% (Continued)
JPMorgan Chase Commercial Mortgage Trust, Series 2014-C26, Class A-SB	3.288%	01/15/48	$355,702	$365,408
Morgan Stanley Bank of America Loan Trust, Series 2012-C5, Class A-4	3.176%	08/15/45	630,000	638,380
Morgan Stanley Bank of America Loan Trust, Series 2014-C14, Class A-4	3.787%	02/15/47	935,000	951,698
Morgan Stanley Capital I Trust, Series 2017-HR2, Class A1	2.330%	12/15/50	898,415	902,680
New Residential Mortgage Loan Trust, 144A, Series 2017-3, Class A-1	4.000%	04/25/57	183,767	192,595
UBS Barclays Commercial Mortgage Trust, Series 2012-C3, Class A-4	3.091%	08/10/49	594,915	604,175
UBS Commercial Mortgage Trust, Series 2017-C7, Class A-1	2.379%	12/15/50	921,104	926,893
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A-SB	2.978%	04/15/50	814,997	833,023
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class A4	3.198%	03/17/48	908,000	928,433
				16,335,425
Federal Home Loan Mortgage Corporation — 6.2%
FHLMC Multifamily Structured Pass-Through Certificates, Series K-720, Class A-2	2.716%	06/25/22	1,025,000	1,055,659
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J12, Class A-1 (a)	2.415%	04/25/23	284,470	286,755
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J22, Class A-1	3.454%	05/25/23	518,256	530,991
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J14, Class A-1	2.197%	11/25/23	1,577,914	1,634,799
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J20, Class A-1	3.206%	10/25/24	112,200	116,281

RED CEDAR SHORT TERM BOND FUND SCHEDULE OF INVESTMENTS (Continued)
MORTGAGE-BACKED SECURITIES — 29.6% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation — 6.2% (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J28, Class A-1 (a)	1.795%	02/25/25	$1,155,526	$1,191,129
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J21, Class A-1	3.111%	06/25/25	849,462	915,181
FHLMC Multifamily Structured Pass-Through Certificates, Series K-056, Class XAM, IO (a)	1.287%	05/25/26	11,100,000	702,536
				6,433,331
Federal National Mortgage Association — 6.4%
FANNIEMAE-ACES, Series 2017-M3, Class A1 (a)	2.608%	12/25/26	550,617	567,950
FNMA, Pool #470596	2.900%	04/01/22	1,017,121	1,044,024
FNMA, Pool #AM0615	2.465%	10/01/22	1,000,000	1,028,797
FNMA, Pool #MA1350	2.000%	02/01/23	558,884	576,048
FNMA, Pool #MA1443	2.000%	05/01/23	632,368	649,575
FNMA Multifamily REMIC Trust, Series 2017-M2, Class A-1 (a)	2.894%	09/25/26	349,239	359,386
FNMA Multifamily REMIC Trust, Series 2017-M4, Class A-1 (a)	2.715%	12/25/26	1,045,470	1,090,479
FNMA Multifamily REMIC Trust, Series 2017-M15, Class A-1 (a)	3.109%	09/25/27	1,055,684	1,143,579
FNMA Multifamily REMIC Trust, Series 2018-M1, Class A-1 (a)	3.136%	12/25/27	183,138	196,019
				6,655,857
Government National Mortgage Association — 1.4%
GNMA, Series 2014-24, Class BA	2.100%	07/16/38	138,494	139,123
GNMA, Series 2012-55, Class B	2.427%	11/16/38	67,114	67,138
GNMA, Series 2014-120, Class A	2.800%	05/16/39	1,195,346	1,217,069
				1,423,330
Total Mortgage-Backed Securities (Cost $30,854,972)				$30,847,943

RED CEDAR SHORT TERM BOND FUND SCHEDULE OF INVESTMENTS (Continued)
ASSET-BACKED SECURITIES — 23.9%	Coupon	Maturity	Par Value	Value
Ally Auto Receivables Trust, Series 2019-4, Class A-3 (a)	1.871%	06/17/24	$1,000,000	$1,014,475
American Express Credit Account Master Trust, Series 2019-2, Class A	2.670%	11/15/24	1,505,000	1,559,566
BMW Floorplan Master Owner Trust, 144A, Series 2018-1, Class A-1	3.150%	05/15/23	1,000,000	1,010,801
Capital One Multi-Asset Execution Trust, Series 2016-5A, Class A	1.660%	06/17/24	450,000	455,805
Capital One Multi-Asset Executive Trust, Series 2017-6, Class A	2.290%	07/15/25	550,000	567,785
CarMax Auto Owner Trust, Series 2018-4, Class A-3	3.360%	09/15/23	880,000	902,503
Citibank Credit Card Issuance Trust, Series 2016-A2, Class A	2.190%	11/20/23	1,000,000	1,019,619
CNH Equipment Trust, Series 2017-A, Class A-4 (a)	2.480%	02/15/24	1,000,000	1,010,563
Discover Card Execution Note Trust, Series 2019-1, Class A (a)	3.040%	07/15/24	1,500,000	1,558,938
Ford Credit Floorplan Master Owner Trust, Series 2018-3, Class A-1	3.520%	10/15/23	981,000	985,632
GM Financial Securitized Term Auto Receivables Trust, Series 2019-2, Class A-3	2.650%	02/16/24	1,000,000	1,017,935
Harley-Davidson Motorcycle Trust, Series 2020-A, Class A-3	1.870%	10/15/24	500,000	498,943
Honda Auto Receivables Owners Trust, Series 2019-4, Class A-4	1.870%	01/20/26	1,000,000	1,016,194
Hyundai Auto Receivables Trust, Series 2018-B, Class A-4	3.290%	01/15/25	600,000	623,056
John Deere Owner Trust, Series 2019-A, Class A3	2.910%	07/17/23	435,000	443,497
MetLife Securitization Trust, 144A, Series 2017-1, Class A (a)	3.000%	04/25/55	913,442	928,268
Mill City Mortgage Loan Trust, 144A, Series 2017-1, Class A-1 (a)	2.750%	11/25/58	1,550,198	1,563,938
New Residential Mortgage Loan Trust, 144A, Series 2017-4, Class A-1	4.000%	05/25/57	603,390	636,036
Nissan Auto Receivables Owner Trust, Series 2019-B, Class A-3	2.500%	11/15/23	1,500,000	1,534,164
Santander Drive Auto Receivable, Series 2019-2, Class A-3	2.590%	05/15/23	1,000,000	1,000,303

RED CEDAR SHORT TERM BOND FUND SCHEDULE OF INVESTMENTS (Continued)
ASSET-BACKED SECURITIES — 23.9% (Continued)	Coupon	Maturity	Par Value	Value
Towd Point Mortgage Trust, 144A, Series 2016-3, Class A-1 (a)	2.250%	04/25/56	$963,999	$961,934
Towd Point Mortgage Trust, 144A, Series 2017-2, Class A-1 (a)	2.750%	04/25/57	954,371	956,901
Towd Point Mortgage Trust, 144A, Series 2018-3, Class A1	3.750%	05/25/58	408,839	424,065
Towd Point Mortgage Trust, 144A, Series 2015-2, Class 1A1E3 (a)	2.500%	11/25/60	232,088	231,878
Towd Point Mortgage Trust, 144A, Series 2015-6, Class A1B (a)	2.750%	11/25/60	390,504	391,370
Towd Point Mortgage Trust, 144A, Series 2015-2, Class 1A1E2 (a)	2.750%	11/25/60	323,146	323,768
Toyota Auto Receivables Ownership Trust, Series 2019-D, Class A-3	1.920%	01/16/24	500,000	509,150
USAA Auto Owner Trust, Series 2019-1, Class A-4	2.140%	11/15/24	750,000	763,336
World Financial Network, Series 2016-A, Class A (a)	2.030%	06/15/21	1,000,000	986,931
Total Asset-Backed Securities (Cost $24,731,886)				$24,897,354

CORPORATE BONDS — 37.5%	Coupon	Maturity	Par Value	Value
Communication Services — 2.7%
AT&T, Inc.	2.800%	02/17/21	$1,234,000	$1,247,175
Verizon Communications, Inc.	3.125%	03/16/22	1,500,000	1,564,501
				2,811,676
Consumer Discretionary — 9.8%
Amazon.com, Inc.	2.400%	02/22/23	1,000,000	1,049,893
Daimler Finance North America, LLC, 144A	3.350%	02/22/23	1,300,000	1,296,758
General Motors Financial Company, Inc.	3.200%	07/13/20	1,250,000	1,247,677
Home Depot, Inc.	2.625%	06/01/22	1,000,000	1,039,002
Hyundai Capital America, 144A	2.375%	02/10/23	1,000,000	962,227
Lowe’s Companies, Inc.	3.800%	11/15/21	1,000,000	1,033,984
Marriott International, Inc.	3.125%	10/15/21	1,500,000	1,463,491
Toyota Motor Corporation	2.157%	07/02/22	635,000	644,585
Walt Disney Company (The)	1.650%	09/01/22	1,500,000	1,520,807
				10,258,424

RED CEDAR SHORT TERM BOND FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 37.5% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Staples — 2.0%
Alimentation Couche-Tard, Inc., 144A	2.700%	07/26/22	$1,000,000	$1,005,577
Keurig Dr Pepper, Inc.	3.551%	05/25/21	1,000,000	1,020,458
				2,026,035
Energy — 1.5%
Exxon Mobil Corporation	1.571%	04/15/23	500,000	506,391
Shell International Financial	2.375%	08/21/22	1,000,000	1,018,649
				1,525,040
Financials — 18.1%
American Express Company	3.375%	05/17/21	1,000,000	1,018,455
Australia & New Zealand Banking Group	2.050%	11/21/22	1,000,000	1,018,559
Bank of America Corporation, Series GMTN	3.300%	01/11/23	1,000,000	1,048,089
Bank of Montreal	2.900%	03/26/22	1,500,000	1,544,321
Citigroup, Inc.	2.900%	12/08/21	1,500,000	1,530,089
Discover Bank	3.200%	08/09/21	1,000,000	1,005,071
Goldman Sachs Group, Inc.	3.000%	04/26/22	1,525,000	1,544,902
Huntington National Bank	2.500%	08/07/22	1,500,000	1,537,267
JPMorgan Chase & Company	2.400%	06/07/21	1,000,000	1,011,597
Key Bank N.A.	3.375%	03/07/23	1,000,000	1,053,118
PNC Bank N.A.	2.550%	12/09/21	1,500,000	1,535,013
Royal Bank of Canada	1.600%	04/17/23	1,000,000	1,004,700
Skandinaviska Enskilda Banken AB	1.875%	09/13/21	1,500,000	1,512,462
Toyota Motor Credit Corporation	2.900%	03/30/23	500,000	524,096
Truist Bank	1.250%	03/09/23	1,000,000	997,931
UBS Group AG, 144A	3.000%	04/15/21	1,000,000	1,010,695
				18,896,365
Industrials — 1.7%
Caterpillar Financial Services Corporation	2.650%	05/17/21	1,500,000	1,526,302
John Deere Capital Corporation	1.200%	04/06/23	250,000	252,007
				1,778,309
Information Technology — 1.0%
Microsoft Corporation	2.400%	02/06/22	1,000,000	1,027,681

Real Estate — 0.7%
American Tower Corporation	2.250%	01/15/22	750,000	760,481

Total Corporate Bonds (Cost $38,868,080)				$39,084,011

RED CEDAR SHORT TERM BOND FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 0.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio – Class I, 0.20% (b) (Cost $306,410)	306,410	$306,410

Total Investments at Value — 99.7% (Cost $103,583,949)		$103,968,211

Other Assets in Excess of Liabilities — 0.3%		345,392

Net Assets — 100.0%		$104,313,603

144A -

Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $17,317,369 as of April 30, 2020, representing 16.6% of net assets.

GMTN -	Global Medium-Term Note.
IO -	Interest only strip. Par value shown is the notional value, not a true par value.

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2020. For securities based on a published reference rate and spread, if any, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)	The rate shown is the 7-day effective yield as of April 30, 2020.
See accompanying notes to financial statements.

RED CEDAR SHORT TERM BOND FUND STATEMENT OF ASSETS AND LIABILITIES April 30, 2020 (Unaudited)
ASSETS
Investments in securities:
At cost	$103,583,949
At value (Note 2)	$103,968,211
Receivable for investment securities sold	541,201
Dividends and interest receivable	405,058
Receivable from Adviser (Note 4)	556
Other assets	11,460
Total assets	104,926,486

LIABILITIES
Payable for investment securities purchased	572,283
Payable to administrator (Note 4)	12,291
Accrued Trustees’ fees (Note 4)	3,900
Other accrued expenses	24,409
Total liabilities	612,883

NET ASSETS	$104,313,603

NET ASSETS CONSIST OF:
Paid-in capital	$103,609,565
Accumulated earnings	704,038
NET ASSETS	$104,313,603

PRICING OF INSTITUTIONAL CLASS (Note 1)
Net assets applicable to Institutional Class	$104,313,603
Shares of Institutional Class outstanding (unlimited number of shares authorized, no par value)	10,361,325
Net asset value, offering price and redemption price per share (Note 2)	$10.07

See accompanying notes to financial statements.

RED CEDAR SHORT TERM BOND FUND STATEMENT OF OPERATIONS For the Period Ended April 30, 2020 (a) (Unaudited)
INVESTMENT INCOME
Interest	$984,521
Dividends	43,620
Total investment income	1,028,141

EXPENSES
Investment advisory fees (Note 4)	131,960
Administration fees (Note 4)	44,378
Legal fees	18,015
Registration and filing fees	17,381
Trustees’ fees (Note 4)	15,650
Fund accounting fees (Note 4)	15,463
Compliance fees (Note 4)	10,000
Audit and tax services fees	7,500
Custody and bank service fees	6,396
Transfer agent fees (Note 4)	5,500
Pricing fees	2,880
Insurance expense	167
Other expenses	2,922
Total expenses	278,212
Less fee reductions by the Adviser (Note 4)	(79,705)
Net expenses	198,507

NET INVESTMENT INCOME	829,634

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	289,910
Net change in unrealized appreciation (depreciation) on investments	384,262
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	674,172

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,503,806

(a)	Represents the period from the commencement of operations (November 15, 2019) through April 30, 2020.

See accompanying notes to financial statements.

RED CEDAR SHORT TERM BOND FUND STATEMENT OF CHANGES IN NET ASSETS
Period Ended April 30, 2020 (a) (Unaudited)
FROM OPERATIONS
Net investment income	$829,634
Net realized gains from investment transactions	289,910
Net change in unrealized appreciation (depreciation) on investments	384,262
Net increase in net assets from operations	1,503,806

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional shares	(799,768)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	102,809,990
Reinvestments of distributions to shareholders	799,768
Payments for shares redeemed	(100,193)
Net increase in net assets from capital share transactions	103,509,565

TOTAL INCREASE IN NET ASSETS	104,213,603

NET ASSETS
Beginning of period	100,000
End of period	$104,313,603

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	10,281,448
Shares issued in reinvestment of distributions to shareholders	79,897
Shares redeemed	(10,020)
Net increase in shares outstanding	10,351,325
Shares outstanding at beginning of period	10,000
Shares outstanding at end of period	10,361,325

(a)	Represents the period from the commencement of operations (November 15, 2019) through April 30, 2020.

See accompanying notes to financial statements.

RED CEDAR SHORT TERM BOND FUND INSTITUTIONAL SHARES FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period
	Period Ended April 30, 2020 (a) (Unaudited)
Net asset value at beginning of period	$10.00

Income from investment operations:
Net investment income	0.08
Net realized and unrealized gains on investments	0.07
Total from investment operations	0.15

Less distributions:
From net investment income	(0.08)

Net asset value at end of period	$10.07

Total return (b)	1.48	%(c)

Net assets at end of period (000’s)	$104,314

Ratios/supplementary data:
Ratio of total expenses to average net assets	0.63	%(d)

Ratio of net expenses to average net assets (e)	0.45	%(d)

Ratio of net investment income to average net assets (e)	1.89	%(d)

Portfolio turnover rate	48	%(c)

(a)	Represents the period from the commencement of operations (November 15, 2019) through April 30, 2020.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would be lower if the Adviser had not reduced advisory fees.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions (Note 4).

See accompanying notes to financial statements.

RED CEDAR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited)

1. Organization

Red Cedar Short Term Bond Fund (the “Fund”) is a no-load diversified series of Red Cedar Fund Trust (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on May 2, 2019. On November 1, 2019, 10,000 shares of the Fund were issued for cash, at $10.00 per share, to The 4100 Group, Inc., an affiliate of Red Cedar Investment Management, LLC (the “Adviser”), the investment adviser to the Fund. The Fund commenced operations on November 15, 2019.

The investment objective of the Fund is to seek preservation of capital and maximize current income.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – For purposes of computing the Fund’s net asset value (“NAV”), the Fund’s portfolio holdings are valued at market price as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally, 4:00 p.m. Eastern Time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued based on their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the mean of the closing bid and ask prices on the NYSE or other primary exchange for that day. National Association of Securities Dealers Automated Quotations (“NASDAQ”) listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean of the most recently quoted bid and ask prices as reported by NASDAQ. Securities traded in the OTC market are valued at the last sale price, if available, otherwise at the mean of the most recently quoted bid and ask prices. Fixed-income securities are normally valued based on prices obtained from independent third-party pricing services approved by the Trust’s Board of Trustees (the “Board”), which are generally determined with consideration given to institutional bid and last sale prices and take into account security prices, yield, maturity, call features, ratings, institutional-sized trading in similar groups of securities and developments related to specific securities. Foreign securities are normally valued on the basis of fair valuation prices obtained from independent third-party pricing services approved by the Board, which are generally determined with consideration given to any change in price of the foreign security and any other developments related to the foreign security since the last sale price on the exchange on which such foreign security primarily traded and the close of regular trading on the NYSE. One or more independent third-party pricing services approved by the Board may

RED CEDAR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

be utilized to determine the fair value of securities held by the Fund. The methods used by independent pricing services and the quality of valuations so established is reviewed by the Adviser and the Fund’s administrator under the supervision of the Board. To the extent the assets of the Fund are invested in other open-end investment companies that are registered under the Investment Company Act of 1940 and not traded on an exchange, the Fund’s NAV is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. If the Adviser determines that a price provided by a pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, pursuant to policies adopted by and subject to review of the Board.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Fixed income securities held by the Fund are classified as Level 2 since values are typically provided by an independent pricing service that utilizes various “other significant observable inputs,” including benchmark yields, reported trades, broker dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data and industry and market events. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

RED CEDAR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of April 30, 2020:

	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$8,832,493	$—	$8,832,493
Mortgage-Backed Securities	—	30,847,943	—	30,847,943
Asset-Backed Securities	—	24,897,354	—	24,897,354
Corporate Bonds	—	39,084,011	—	39,084,011
Money Market Funds	306,410	—	—	306,410
Total	$306,410	$103,661,801	$—	$103,968,211

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended April 30, 2020.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method and recognized within interest income.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Distributions to shareholders – Income dividends are normally declared and paid by the Fund monthly and net capital gain distributions, if any, are normally declared and paid annually by the Fund in December. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of the Fund’s distributions during the period ended April 30, 2020 was ordinary income.

On May 28, 2020, the Fund paid an ordinary income dividend of $0.0173 per share to sharedholders of record on May 27, 2020.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

RED CEDAR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of April 30, 2020:

Tax cost of portfolio investments	$103,583,949
Gross unrealized appreciation	$830,700
Gross unrealized depreciation	(446,438)
Net unrealized appreciation on investments	384,262
Accumulated ordinary income	319,776
Accumulated earnings	$704,038

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current tax year and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the period ended April 30, 2020, cost of purchases of investment securities and proceeds from sales of investment securities, other than short-term investments, were $143,694,386 and $41,761,772, respectively.

4. Transactions with Related Parties

ADVISORY AGREEMENT

Under the terms of an Advisory Agreement between the Trust and the Adviser, the Adviser manages the Fund’s investments subject to oversight by the Board. The Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.30% of the average daily net assets of the Fund.

The Adviser has contractually agreed under an Expense Limitation Agreement (the “ELA”) to reduce the management fee and reimburse other expenses until November 1, 2021, to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage

RED CEDAR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

costs; taxes; interest; borrowing costs; costs to organize the Fund; acquired fund fees and expenses, if any; extraordinary expenses such as litigation and merger and reorganization costs, and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.45% of the Fund’s average daily net assets. Accordingly, during the period ended April 30, 2020, the Adviser reduced its investment advisory fees by $79,705.

Management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of up to three years from the date such fees were waived or payments made, provided that the repayments do not cause the total annual fund operating expenses (exclusive of such reductions and reimbursements) to exceed the lesser of (i) the expense limitation in effect at the time such fees were waived or payments made, and (ii) the expense limitation in effect at the time of repayment. Prior to November 1, 2021, this agreement may not be modified or terminated without the approval of the Board. This agreement will terminate automatically if the Advisory Agreement is terminated. As of April 30, 2020, the Adviser may seek repayment of management fee reductions and expense reimbursements in the amount of $79,705 no later than April 30, 2023.

Certain officers of the Trust are also officers of the Adviser.

OTHER SERVICE PROVIDERS

Master Services Agreement

Under the terms of a Master Services Agreement, Ultimus Fund Solutions, LLC’s (“Ultimus”) services include (i) providing office space, equipment and officers and clerical personnel to the Fund, (ii) obtaining valuations, calculating NAV’s and performing other accounting, tax and financial services, (iii) recordkeeping, (iv) regulatory reporting services, (v) processing shareholder account transactions and disbursing dividends and other distributions, and (vi) administering custodial and other third party service provider contracts on behalf of the Fund. For these services, Ultimus receives fees in accordance with the agreement from the Fund.

Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of the Fund’s shares and an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Compliance Agreement

Under the terms of a Compliance Agreement, Key Bridge Compliance LLC (“Key Bridge”) provides ongoing regulatory compliance consulting, monitoring and reporting services for the Fund. In addition, a principal of Key Bridge serves as the Fund’s Chief Compliance Officer. Key Bridge receives $2,500 per month from the Fund.

RED CEDAR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

TRUSTEE COMPENSATION

Each Independent Trustee receives for his or her services to the Trust, a $15,000 annual retainer. The Chairperson of the Audit Committee receives an additional $2,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. The Trust’s officers are not compensated by the Trust.

PRINCIPAL HOLDERS OF FUND SHARES

As of April 30, 2020, the following shareholder owned of record 25% or more of the outstanding shares of the Fund:

Name of Record Owners	% Ownership
Bank of America N.A. (for the benefit of its customers)	99.7%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6. Risks Associated with Mortgage-Related and Other Asset-Backed Securities

Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed income investments. The liquidity of mortgage-related and asset-backed securities may change over time. During periods of falling interest rates, mortgage-related and asset-backed securities, may be called or prepaid, which may result in the Fund having to reinvest the proceeds in other investments at lower interest rates. During periods of rising interest rates, the average life of mortgage-related and asset-backed securities may extend, which may lock in a below market interest rate, increase the security’s duration and interest rate sensitivity, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults. As of April 30, 2020, the Fund had 29.6% and 23.9% of the value of its net assets invested in mortgage-backed securities and asset-back securities, respectively.

RED CEDAR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

7. Risks Associated with Rule 144A Securities

Rule 144A securities are securities that are exempt from registration in compliance with the Securities Act of 1933, as amended, and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and the Fund might be unable to dispose of the securities promptly or at a reasonable price. As of April 30, 2020, the Fund had 16.6% of the value of its net assets invested in Rule 144A securities.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

RED CEDAR SHORT TERM BOND FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (November 15, 2019) and held until the end of the period (April 30, 2020).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

RED CEDAR SHORT TERM BOND FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value November 15, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,014.80	$2.05

*

Expenses are equal to the Fund’s annualized expense ratio of 0.45% for the period, multiplied by the average account value over the period, multiplied by 168/366 (to reflect the period since inception).

	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period**
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,022.69	$2.27

**	Expenses are equal to the Fund’s annualized expense ratio of 0.45% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-626-2575, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the period ended June 30, 2020 will be available without charge upon request no later than August 31, 2020 by calling toll-free 1-888-626-2575, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-Q’s successor form, Form N-PORT. These filings are available upon request by calling 1-888-626-2575. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

RED CEDAR SHORT TERM BOND FUND
DISCLOSURE REGARDING APPROVAL OF ADVISORY AGREEMENT (Unaudited)

At an in-person meeting held on October 9, 2019, the Board of Trustees, including a majority of the Independent Trustees, approved the Advisory Agreement between Red Cedar Investment Management, LLC (the “Adviser”) and Red Cedar Fund Trust, on behalf of the Red Cedar Short Term Bond Fund (the “Fund”). In advance of the meeting, the Board requested, and the Adviser provided, certain information related to the Adviser and the terms of the proposed Advisory Agreement.

In the course of consideration of the approval of the Advisory Agreement, the Independent Trustees were advised by independent legal counsel and received materials from such counsel discussing the legal standards applicable to their consideration of the Advisory Agreement. In advance of the meeting, the Independent Trustees requested, received and reviewed a substantial amount of information provided by the Adviser related to the Adviser and the terms of the proposed Advisory Agreement. Prior to voting, the Independent Trustees met with and asked questions of representatives of the Adviser and also met separately with their independent legal counsel.

In considering the approval of the Advisory Agreement and reaching their conclusions with respect to the Advisory Agreement, the Board took note of relevant judicial precedent and regulations adopted by the Securities and Exchange Commission that set forth factors to be considered by a board when evaluating investment advisory agreements. These include: (1) the nature, extent, and quality of the services to be provided by the Adviser; (2) the proposed compensation to be paid under the Advisory Agreement; (3) the estimated costs of the services to be provided by the Adviser and the Adviser’s profitability expectations with respect to its relationship with the Fund; (4) the extent to which economies of scale could be realized as the Fund grows and whether the Advisory Agreement will enable investors in the Fund to share in any such economies of scale; and (5) other benefits that the Adviser anticipates it may receive from its relationship with the Fund. The Board did not identify any single factor as being of paramount importance to its analysis, and different Trustees may have given different weight to different factors in their review of the Advisory Agreement. Rather, the Independent Trustees concluded, after weighing and balancing all factors considered, that it was in the best interests of the Fund and its shareholders to approve the Advisory Agreement, including the fees charged for services thereunder.

Nature, Extent and Quality of Services

The Trustees received and considered various data and information regarding the nature, extent and quality of services to be provided to the Fund by the Adviser. The most recent Form ADV for the Adviser was reviewed by the Trustees. The Trustees also considered the qualifications, background and responsibilities of the members of the Adviser’s portfolio management team who would oversee the day-to-day investment management and operations of the Fund, and had an opportunity to discuss with members of the portfolio management team their processes and experience. The Trustees considered the Adviser’s

RED CEDAR SHORT TERM BOND FUND
DISCLOSURE REGARDING APPROVAL OF ADVISORY AGREEMENT (Unaudited) (Continued)

process for identifying investment opportunities and noted that all investment decisions are made at the portfolio management team level. The Trustees discussed the Adviser’s support resources available for investment research, compliance and operations. The Trustees also considered the resources committed by the Adviser to manage, structure and develop the Fund, and considered the financial condition of the Adviser and its control affiliates.

Expenses and Performance

The Trustees next considered information regarding the Fund’s projected expense ratio and its various components, including the proposed advisory fee for the Fund. They compared the Fund’s proposed fees and projected expenses to expense information for the Fund’s peer group, as presented by the Adviser. The Trustees reviewed the overall expense ratio for the Fund as compared to the Fund’s peer group, noting that the overall expense ratio for the Fund was near the median expense ratio for the funds in the peer group. The Trustees also considered the advisory fee proposed to be paid by the Fund as compared to the peer group, noting that the Fund’s advisory fee was in line with the advisory fee of the funds in the peer group. It was noted that the Adviser intended to waive its advisory fee and reimburse other expenses until November 1, 2021, to the extent necessary to limit the Fund’s total annual operating expenses (excluding brokerage costs, taxes, interest, borrowing costs, costs to organize the Fund, acquired fund fees and expenses, if any, and extraordinary expenses) to an amount not exceeding 0.45% of the Fund’s average daily net assets. The Trustees noted that they took the expected waiver into account during their deliberations.

The Trustees noted that the Fund is new and the Adviser does not currently advise any other U.S. registered investment companies or pooled investment vehicles. Consequently, there was currently no performance data available for the Fund or an investment vehicle managed by the Adviser using a similar investment strategy. The Board noted, however, that once the Fund commences operations, the Board will receive at its regular quarterly meetings reports regarding the performance of the Fund.

Profitability

The Trustees discussed the projected expenses of the Adviser, and reviewed the profits projected to be realized by the Adviser with respect to the Fund, and took into consideration other benefits to the Adviser. The Board noted that, because the Fund has not yet launched, it is difficult to estimate how profitable it will be to the Adviser. The Board found the projected profit to be earned by the Adviser with respect to the Fund to be acceptable and not unreasonable.

RED CEDAR SHORT TERM BOND FUND
DISCLOSURE REGARDING APPROVAL OF ADVISORY AGREEMENT (Unaudited) (Continued)

Economies of Scale

The Trustees discussed economies of scale, noting that the Fund has not had an opportunity to recognize any economies of scale at this stage. The Trustees were mindful of the Adviser’s projected asset levels for the Fund and observed that, as the Fund grows in assets, overall expense ratios should decrease and this factor will become more relevant to their consideration process.

Fall-out Benefits

The Trustees discussed direct or indirect “fall-out benefits,” noting that the Adviser did not anticipate any fallout benefits at this stage.

Conclusion

The Board noted that, once the Fund becomes operational, the Board will continue to monitor the Fund at its regular meetings, during executive sessions of the Independent Trustees and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the Advisory Agreement and the related fees were reasonable in light of the factors considered by the Board.

Customer Privacy Notice

FACTS	WHAT DO THE RED CEDAR FUNDS (the “Funds”) DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ Assets

■ Retirement Assets

■ Transaction History

■ Checking Account Information

■ Purchase History

■ Account Balances

■ Account Transactions

■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-888-626-2575

Who we are
Who is providing this notice?	Red Cedar Funds Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How do the Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your non-public personal information.

How do the Funds collect my personal information?

We collect your personal information, for example, when you

■ Open an account

■ Provide account information

■ Give us your contact information

■ Make deposits or withdrawals from your account

■ Make a wire transfer

■ Tell us where to send the money

■ Tell us who receives the money

■ Show your government-issued ID

■ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ Sharing for affiliates’ everyday business purposes –
information about your creditworthiness

■ Affiliates from using your information to market to you

■ Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and non-financial companies.

■ Red Cedar Investment Management, LLC, the investment adviser to the Funds, could be deemed to be an affiliate.

Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ The Funds do not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ The Funds do not jointly market.

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Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Board of Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s Board of Trustees if such recommendations are submitted in writing and addressed to the Chairman of the Board of Trustees at the registrant’s offices. The Board of Trustees may adopt, by resolution, a policy regarding its procedures for considering candidates for the Board of Trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Red Cedar Fund Trust

By (Signature and Title)*		/s/ David L. Withrow

David L. Withrow, President (Principal Executive Officer)

Date	July 1, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David L. Withrow

David L. Withrow, President (Principal Executive Officer)

Date	July 1, 2020

By (Signature and Title)*		/s/ Theresa M. Bridge

Theresa M. Bridge, Treasurer (Principal Financial Officer)

Date	July 1, 2020

*	Print the name and title of each signing officer under his or her signature.